CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
CAPITAL LEASE OBLIGATIONS
13.	CAPITAL LEASE OBLIGATIONS

On March 13, 2013, a lease agreement (the “MCP Lease Agreement”) which was entered on October 25, 2012, and was subsequently amended from time to time, between MCE Leisure and Belle Corporation (“Belle”, one of the Philippine Parties as defined in Note 22(a)) for lease of the land and certain of the building structures for City of Dreams Manila which expected to be expired on July 11, 2033, became effective upon completion of closing arrangement conditions and with minor changes from the original terms.

Apart from the MCP Lease Agreement, the Group entered into lease agreements with third parties of lease of certain property and equipment during the years ended December 31, 2014 and 2013.

The Group made assessments at inception of the leases and capitalized the portion related to property and equipment under capital lease at the lower of the fair value or the present value of the future minimum lease payments.

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2014 are as follows:

Year ending December 31, 2015	$25,289
Year ending December 31, 2016	33,478
Year ending December 31, 2017	36,481
Year ending December 31, 2018	39,916
Year ending December 31, 2019	43,620
Over 2019	755,174

Total minimum lease payments	933,958
Less: amounts representing interest	(632,419)

Present value of minimum lease payments	301,539
Current portion	(23,512)

Non-current portion	$278,027